Basis of Presentation	12 Months Ended
Dec. 31, 2021
Basis of Presentation
Basis of Presentation

(2)   Basis of Presentation

The consolidated financial statements have been prepared on the basis of the accounting records of Grifols, S.A. and of the Group companies. The consolidated financial statements for 2021 have been prepared under International Financial Reporting Standards as issued by the International Accounting Standard Board (IFRS-IASB) which for Grifols Group purposes, are identical to the standards as endorsed by the International Financial Reporting Standards as adopted by the European Union (IFRS-EU) to present fairly the consolidated equity and consolidated financial position of Grifols, S.A. and subsidiaries at 31 December 2021, as well as the consolidated results from their operations, consolidated cash flows and consolidated changes in equity for the year then ended.

These consolidated financial statements were authorized for issue by the Board of Directors on 28 April 2022 and will be submitted for approval by the shareholders at their General Meeting.

These consolidated financial statements for 2021 show comparative figures for 2020 and voluntarily show figures for 2019 from the consolidated statement of profit and loss, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows and their corresponding notes thereto. For the purposes of comparing the consolidated statement of profit and loss for 2021, 2020 and 2019 and the consolidated balance sheet for 2021 and 2020, the effects of the application new standards described in note 2 must be taken into account.

The Group adopted IFRS-EU for the first time on 1 January 2004 and has been preparing its financial statements under International Financial Reporting Standards, as adopted by the European Union (IFRS-EU) as required by Spanish capital market regulations governing the presentation of financial statements by companies whose debt or own equity instruments are listed on a regulated market.

In accordance with the provision of section 357 of the Irish Companies Act 2014, the Company has irrevocably guaranteed all liabilities of an Irish subsidiary undertaking, Grifols Worldwide Operations Limited (Ireland) (see Appendix I), for the financial year ended 31 December 2021 as referred to in subsection 1(b) of that Act, for the purposes of enabling Grifols Worldwide Operations Limited to claim exemption from the requirement to file their own financial statements in Ireland.

(a)    Relevant accounting estimates, assumptions and judgments used when applying accounting principles

The preparation of the consolidated financial statements in conformity with IFRS-IASB requires management to make judgments, estimates and assumptions that affect the application of Group accounting policies. The following notes include a summary of the relevant accounting estimates and judgments used to apply accounting policies which have the most significant effect on the amounts recognized in the consolidated financial statements.

●	Assumptions used to test non-current assets and goodwill for impairment. Relevant cash generating units are tested annually for impairment. These are based on risk-adjusted future cash flows discounted using appropriate interest rates. The key assumptions used are specified in note 7. Assumptions relating to risk-adjusted future cash flows and discount rates are based on business forecasts and are therefore inherently subjective. Future events could cause a change in business forecasts, with a consequent adverse effect on the future results of the Group. To the extent considered a reasonably possible change in key assumptions could result in an impairment of goodwill, a sensitivity analysis has been disclosed to show the effect of changes to these assumptions and the effect of the cash generating unit (CGU) on the recoverable amount.
●	Evaluation of the capitalization of development costs (see note 4(h)). The key assumption is related to the estimation of sufficient future economic benefits of the projects.
●	The calculation of the income tax expense requires tax legislation interpretations in the jurisdictions where Grifols operates. The decision as to whether the tax authority will accept a given uncertain tax treatment and the expected outcome of outstanding litigation requires significant estimates and judgements. Likewise, Grifols recognizes deferred tax assets, mainly from tax credits and rights to deduct to the extent that it is probable that sufficient taxable income will be available against which temporary differences can be utilized, based on management assumptions regarding amount and payments of future taxable profits (see notes 4(t) and 28).
●	Determination of chargebacks made to certain customers in the United States (see note 4 s)

No changes have been made to prior year judgments relating to existing uncertainties.

The Group is also exposed to interest rate and currency risks. Refer to sensitivity analysis in note 30.

(b)   Basis of consolidation

Appendix I shows details of the percentages of direct or indirect ownership of subsidiaries by the Company at 31 December 2021, 2020 and 2019, as well as the consolidation method used in each case for preparation of the accompanying consolidated financial statements.

Subsidiaries in which the Company directly or indirectly owns the majority of equity or voting rights have been fully consolidated. Associates in which the Company owns between 20% and 50% of share capital and over which it has no control but does have significant influence, have been accounted for under the equity method.

Although the Group holds 49% of the shares with voting rights of Grifols Malaysia Sdn Bhd, it controls the majority of the economic and voting rights of Grifols Malaysia Sdn Bhd through a contract with the other shareholder and a pledge on its shares. As a consequence, it has been fully consolidated.

Grifols (Thailand) Ltd. has two classes of shares and it grants the majority of voting rights to the class of shares held by the Group. As a consequence, it has been fully consolidated.

Changes in associates and jointly controlled entities are detailed in note 11.

Changes in subsidiaries

In 2021:

●	Grifols Pyrenees Research Center, SL

Grifols, through its wholly-owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), owns 80% of the company Grifols Pyrenees Research Center, SL, which has been created to develop and manage a new research center specializing in immunology, which will enhance the knowledge of the human immune system and develop new immunological therapies. The contribution made by the Group amounts to Euros 2 thousand.

The remaining 20% belongs to the Government of Andorra, through its economic promotion office Andorra Desenvolupament i Inversió.

●	Gigagen, Inc.

On 8 March 2021, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), reached an agreement to acquire all of the shares of Gigagen, Inc. for a total consideration of US Dollars 90.5 million.

With the acquisition of 100% of the shareholding, Grifols obtained control over Gigagen and, therefore, it is considered a group company and to be consolidated under the full integration method. Until that date, the previous shareholding of 43.96% was accounted for by the equity method. The difference between the fair value of the previous shareholding and the value recognized in books is Euros 34,525 thousand (US Dollars 41,758 thousand), recognizing a gain for this amount “Profit/Loss of equity accounted investees” in the income statement (see note 3).

●	Prometic Plasma Resources, Inc.

On 31December 2021, Grifols, through its wholly owned subsidiary Grifols Canada Therapeutics Inc., reached an agreement to acquire all of the shares of Prometic Plasma Resources Inc. for a total consideration of US Dollars 8,805 thousand (see note 3).

●	Grifols Escrow Issuer, S.A.

On August 26, 2021, Grifols, S.A. acquired all of the shares of Grifols Escrow Issuer, S.A. for a total consideration of US Dollars 60 thousand.

●	Araclon Biotech, SL

On October 2021 Araclon Biotech, S.L carried out a share capital increases of Euros 10 million. After the latter capital increase Grifols’ interest rises to 75.85%.

The following companies have been incorporated during 2021 and have been included in the consolidated Grifols Group.

●	Grifols Middle East&Africa, LLC
●	Grifols Bio North America, LLC
●	Biomat Holdco, LLC
●	Biomat Newco, Corp

In 2020:

●	Grifols Diagnostic Solutions, Inc.

On 30 March 2020, Grifols closed a share exchange agreement with Shanghai RAAS Blood Products Co. Ltd. (hereinafter SRAAS), through which Grifols delivered 90 shares of its US subsidiary Grifols Diagnostic Solutions Inc. (hereinafter GDS) (representing 45% of the economic rights and 40% of the voting rights), and in exchange received 1,766 million SRAAS shares (representing 26.2% of the share capital). Thus, Grifols became the largest shareholder of SRAAS, while maintaining operational, political and economic control of GDS (see note 11).

●	Plasmavita Healthcare GmbH

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity shares of 50% has remained unaffected after the contribution. However, in assessing the existence of control due to the new shareholders’ agreement signed on this date, it can be concluded that Grifols has control over Plasmavita and, therefore, it is considered part of the group and it has been fully consolidated (see note 3).

●	Alkahest, Inc.

On 2 September 2020, the Group reached an agreement with the shareholders of Alkahest Inc. (“Alkahest”) to acquire 57.55% of Alkahest’s shares for a total price of US Dollars 146 million, on a debt free basis (see note 3).

●	Green Cross

On 20 July 2020, Grifols executed share purchase arrangements with the South Korean-based GC Pharma (Group) (“GC Pharma”) and other investors for the purchase of a plasma fractionation facility and two purification facilities located in the city of Montreal, Canada, (the “Factories”) and 11 plasma collection centers located in the United States (“the “Donation Centers”), for a total price of Euros 387,917 thousands (US Dollars 457,160 thousand), on a debt free basis. Grifols will not require supplementary financing for this transaction. On 1 October 2020, the transaction was closed (see note 3).

●	VCN Biosciences, S.L.

On 2 December 2020, VCN Biosciences, S.L. carried out a share capital increase of Euros 5 million. Consequently, the Group interest rises from 81.34% to 86.83%.

In 2019:

●	Interstate Blood Bank

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC. (PBS) (“IBBI Group”), a group based in Memphis, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). The Group also entered into a call option on the remaining shares for a price of US Dollars 100 million, having agreed a payment of US Dollars 10 million (Euros 9,007 thousand) for the call option. The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 26 plasma collection centers, 9 blood donation centers and one laboratory In April 2019, the Group exercised the call option and has completed the acquisition of the remaining shares of the IBBI companies (see note 3).

●	Progenika Biopharma

On 24 July 2019, the Group acquired 33 shares of Progenika Biopharma, S.A for an amount of Euros 4 thousand. As a result, the Group increased its interest from 99.99% to 100%. With this acquisition, the Group has the full control of Progenika Biopharma, S.A and therefore it ceased to have non-controlling interest (see notes 18 and 16 (c)).

●	Araclon Biotech, SL

On 16 April 2019 and 3 December 2019 Araclon Biotech, S.L carried out two share capital increases of Euros 16.8 million and Euros 5.9 million, respectively. After the latter capital increase Grifols’ interest rises to 75.1% (see notes 18 and 16 (c)).

●	Instituto Grifols, S.A.

With effect as of 1 January 2019, Instituto Grifols, S.A. and Gri-Cel, S.A. entered into a merger agreement. The surviving company was Instituto Grifols, S.A.

(c)	Amendments to IFRS in 2021, 2020 and 2019

In accordance with IFRS, the following should be noted in connection with the scope of application of IFRS and the preparation of these consolidated financial statements of the Group.

Effective in 2019

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date
IFRS 16	Leases (Issued on 13 January 2016)	1 January 2019	1 January 2019
IFRIC 23	Uncertainty over Income Tax Treatments (issued on 7 June 2017)	1 January 2019	1 January 2019
IFRS 9	Prepayment Features with Negative Compensation (issued on 12 October 2017)	1 January 2019	1 January 2019
IAS 28	Long-term interests in Associates and Joint Ventures (issued on 12 October 2017)	1 January 2019	1 January 2019
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle (issued on 12 December 2017)	1 January 2019	1 January 2019
IAS 19	Plan Amendment, Curtailment or Settlement (issued on 7 February 2018)	1 January 2019	1 January 2019

The application of these standards and interpretations has not had any significant impact on the consolidated financial statements, except for IFRS 16 “Leases”, as follows:

IFRS 16 “Leases”

IFRS 16 brings in a single model for lease accounting by lessees in the statement of financial position. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard. Lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing guidance on leases, including IAS 17 Leases, IFRIC 4 Determining whether an arrangement contains a lease, SIC-15 Operating leases-Incentives and SIC-27 Evaluating the substance of transactions involving the legal form of a lease.

The Group adopted IFRS 16 for the first time on 1 January 2019 but did not restated comparative figures for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules were therefore recognized in the opening balance sheet at 1 January 2019.

On 1 January 2019 there was no impact on equity due to the first-time  application of IFRS 16.

The main policies, estimates and criteria for the application of IFRS 16 are as follows:

●	Scope: IFRS 16 evaluation considers all the contracts in which the Group acts as lessee, except for contracts between the Group companies and the cancelable contracts.
●	Transition approach: The Group opted to implement IFRS 16 using the modified retrospective approach, whereby the right-of-use asset was measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position immediately before the date of initial application. When applying this modified retrospective approach, the Group did not re-express the comparative information.
●	Discount rates: under IFRS 16, a lessee discounts the future lease payments using the interest rate implicit in the lease if that rate can be readily determined. Otherwise, the lessee uses the incremental borrowing rate. The Group uses the incremental borrowing rate. This is the rate that a lessee would have to pay at the commencement date of the lease for a loan over a similar term, and with similar security, to obtain an asset of a similar value to the right–of-use asset.

At 31 December 2021, an incremental effective interest rate has been applied and varies from 2.12% to 8.37% depending on the geographical area and the term of the lease agreement at the transition date (1.55% to 7.21% at 31 December 2020).

●	The lease term is the non-cancellable period considering the initial term of each contract unless Grifols has a unilateral extension or termination option and there is reasonable certainty that this option will be exercised, in which case the corresponding extension term or early termination will be taken into account.

The Group leases several buildings, equipment and vehicles. Leases agreements are usually made for fixed periods, as shown below:

Average lease term
Buildings and warehouses	10 to 15 years
Donor centers	13 to 15 years
PCs and hardware	3 to 5 years
Machinery	4 to 5 years
Vehicles	3 to 5 years

The lease terms of the agreements are negotiated on an individual basis and contain a wide range of terms and conditions.

The Group’s activities as a lessor are immaterial, and therefore the application of IFRS 16 did not have a significant impact on the consolidated financial statements.

IFRIC 23 - “Uncertainty in the treatment of income taxes”

IFRIC 23 “Uncertainty in the treatment of income taxes” clarifies how to apply the recognition and measurement requirements of IAS 12 “Income taxes” when there is uncertainty as to the treatment of income taxes. In this situation, an entity reflects the effect of uncertainty when determining taxable earnings, tax bases, unused tax losses, unused tax credits and tax rates.

Grifols did not identify significant uncertain tax lawsuits, and consequently the application of the criteria contained in the mentioned interpretation did not have a significant impact on Grifols for fiscal year 2019 nor in the following. This evaluation consisted of a review of the criteria applied to estimate income tax and the tax loss carryforwards and deductions to be offset, and it was determined that these comply substantially with the current tax regulations where Grifols operates. In this evaluation, it was considered that the deferred tax assets, mainly for tax credits for tax losses carryforwards and deductions to be offset, is the main line item that includes assumptions and uncertainties to estimate their recognition (see note 28(b)). The recognition and/or recoverability of such assets is based on the ability to generate future taxable profits. In this analysis, the following assumptions are considered:

●	Future taxable income based on the economic plans and budgets approved for the various Grifols Group companies,
●	Tax regulation of the different countries in which they operate,
●	Scheduled calendar for reversal of deferred tax liabilities.

In this regard, the Group estimated that of the total amount of tax credits for tax losses recognized in the balance sheet as of December 31, 2019 amounting Euros 60.7 million, about Euros 48 million will be recovered in a period of less than 5 years. In relation to the unused deductions, mainly for R&D and donations to non-profit entities, practically the entire amount will be applied in seven years.

Finally, a scenario of discrepancies with the taxation authorities that imply the need to make significant adjustments to the tax result or the balances of assets and/or liabilities related to the income tax was considered unlikely based on our experience of the different tax inspections carried out in the different jurisdictions where Grifols operates.

As mentioned in note 28, Grifols assesses uncertain tax treatments and recognizes the effect of the uncertainty on taxable profit or loss. At December 31, 2021, Grifols has adequately hedged potential tax claim liabilities with no individually significant uncertain tax treatments.

Effective in 2020

Mandatory application for annual periods
Standards		EU effective date	IASB effective date

IAS 1 IAS 8	Definition of Material (issued on 31 October 2018)	1 January 2020	1 January 2020

Various	Amendments to references to the Conceptual Framework in IFRS Standards (issued on 29 March 2018)	1 January 2020	1 January 2020

IFRS 3	Amendment to IFRS 3 Business Combination (issued on 22 October 2018)	1 January 2020	1 January 2020
IFRS 9
IAS 39	Interest rate Benchmark Reform (issued on 26 September 2019)	1 January 2020	1 January 2020
IFRS 7
IFRS 16	As a consequence of the Covid 19 - Related Rent concessions (issued on 28 May 2020)	1 June 2020	1 June 2020

Effective in 2021

The following standards published by the IASB and the IFRS Interpretations Committee and adopted by the European Union for application in Europe came into force in 2021 and, therefore, have been taken into account in the preparation of these consolidated financial statements:

Mandatory application for annual periods
Standards		EU effective date	IASB effective date
IFRS 4	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9 (issued on 25 June 2020)	1 January 2021	1 January 2021
Various	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (issued on 27 August 2020)	1 January 2021	1 January 2021
IFRS 16	Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions beyond 30 June 2021 (issued on 31 March 2021)	1 April 2021	1 April 2021

The application of these standards and interpretations has had no significant impact on these consolidated financial statements.

Standards issued but not effective in 2021

At the date these consolidated financial statements were authorized for issue, the following IFRS, amendments and IFRIC interpretations have been published by the European Union but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
Standards		EU effective date	IASB effective date

IFRS 17	Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)	1 January 2023	1 January 2023
IFRS 17

Amendments to IFRS 17 Isurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information (issued on 9 December 2021) Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and

		pending	pending
IAS 1	Classification of Liabilities as Current or Non-current - Deferral of Effective Date (issued on 23 January 2020 and 15 July 2020 respectively).	pending	1 January 2023
IAS 1	Amendments issued 12 February 2021 to:• IAS 1 Presentation of Financial Statements ;• IFRS Practice Statement 2: Disclosure of Accounting policies	1 January 2023	1 January 2023
IAS 8	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estitmates (issued on 12 February 2021)	1 January 2023	1 January 2023
IAS 12	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 7 May 2021)	pending	1 January 2023
Various

Amendments issued 14 May 2020 to:• IFRS 3 Business Combinations: references to the Conceptual Framework;• IAS 16 Property, Plant and Equipment: Proceeds before Intended Use; • IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts — Cost of Fulfilling a Contract ; and• Annual Improvements to IFRSs 2018-2020: IFRS 1, IFRS 9,
IFRS 16 and IAS 41.

		1 January 2022	1 January 2022

The Group has not applied any of these standards or interpretations in advance of their effective date.

The application of these standards and interpretations has had no significant impact on these consolidated financial statements.